Related Party Transaction (10K) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Consulting fees	$ 282,189	$ 88,955	$ 905,002	$ 678,023	$ 871,228	$ 422,771
Paid of rights sales					1,074,937
Rights Sales Agreement [Member]
Paid of rights sales					1,500,000
Chief Executive Officer [Member]
Compensation to Chief Executive Officer			750,000		1,300,000	1,000,000
Compensation offset against common stock					1,000,000	1,000,000
Compensation offset against Preferred stock					85,989	1,086,834
Deferred salary					106,588
Consulting fees	475,000	725,000		1,225,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Compensation to Chief Executive Officer	7,500	0	20,000	0
Consulting fees					29,538	17,524
Director [Member] | Comms Watch Pty Ltd [Member]
Compensation to Chief Executive Officer	$ 0	$ 0	$ 4,500	$ 0
Damien Mathieson [Member] | Comms Watch Pty Ltd [Member]
Consulting fees					20,000	1,839
Clem Tacca [Member]
Consulting fees					321,951	335,000
Frank Wilkie [Member]
Consulting fees					$ 150,473	$ 35,258